Stock-Based Incentive Plan	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Incentive Plan
Stock-Based Incentive Plan

Mylan’s shareholders have approved the 2003 Long-Term Incentive Plan (as amended, the “2003 Plan”). Under the 2003 Plan, as amended, 55,300,000 shares of common stock are reserved for issuance to key employees, consultants, independent contractors and non-employee directors of Mylan through a variety of incentive awards, including: stock options, stock appreciation rights, restricted shares and units, performance awards, other stock-based awards and short-term cash awards. Stock option awards are granted at the fair value of the shares underlying the options at the date of the grant, generally become exercisable over periods ranging from three to four years, and generally expire in ten years.

Upon approval of the 2003 Plan, no further grants of stock options have been made under any other plan.
The following table summarizes stock option activity:

	Number of Shares Under Option	Weighted Average Exercise Price per Share
Outstanding at December 31, 2010	23,840,049	$15.99
Options granted	4,943,178	22.40
Options exercised	(4,514,170)	15.09
Options forfeited	(669,801)	19.05
Outstanding at December 31, 2011	23,599,256	$17.42
Options granted	3,130,843	23.37
Options exercised	(9,360,396)	15.40
Options forfeited	(753,086)	20.24
Outstanding at December 31, 2012	16,616,617	$19.54
Options granted	2,182,035	32.92
Options exercised	(4,367,871)	17.80
Options forfeited	(866,900)	23.12
Outstanding at December 31, 2013	13,563,881	$22.05
Vested and expected to vest at December 31, 2013	12,769,967	$21.80
Options exercisable at December 31, 2013	8,005,682	$18.82

As of December 31, 2013, options outstanding, options vested and expected to vest, and options exercisable had average remaining contractual terms of 6.52 years, 6.41 years and 5.22 years, respectively. Also at December 31, 2013, options outstanding, options vested and expected to vest and options exercisable had aggregate intrinsic values of $289.6 million, $275.8 million and $196.8 million, respectively.

A summary of the status of the Company’s nonvested restricted stock and restricted stock unit awards, including performance based restricted stock, as of December 31, 2013 and the changes during the year ended December 31, 2013 are presented below:

	Number of Restricted Stock Awards	Weighted Average Grant-Date Fair Value Per Share
Nonvested at December 31, 2012	2,498,316	$22.47
Granted	1,862,236	30.98
Released	(819,797)	21.81
Forfeited	(218,919)	26.78
Nonvested at December 31, 2013	3,321,836	$27.13

Of the 1,862,236 awards granted during the year ended December 31, 2013, 1,150,871 vest ratably over three years, 628,951 vest in three years, subject to performance obligations, 47,420 vest after the first year, and 34,994 vest two-thirds after two years, with the remaining one-third vesting after the third year.

As of December 31, 2013, the Company had $63.9 million of total unrecognized compensation expense, net of estimated forfeitures, related to all of its stock-based awards, which will be recognized over the remaining weighted average vesting period of 1.62 years. The total intrinsic value of stock-based awards exercised and restricted stock units converted during the years ended December 31, 2013 and 2012 was $96.5 million and $111.7 million.

With respect to options granted under the Company’s stock-based compensation plans, the fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model. Black-Scholes utilizes assumptions related to volatility, the risk-free interest rate, the dividend yield and employee exercise behavior. Expected volatilities utilized in the model are based mainly on the implied volatility of the Company’s stock price and other factors. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The model incorporates exercise and post-vesting forfeiture assumptions based on an analysis of historical data. The expected lives of the grants are derived from historical and other factors.

The assumptions used are as follows:

	Year Ended December 31,
	2013	2012	2011
Volatility	23.9%	29.7%	33.0%
Risk-free interest rate	1.1%	1.0%	2.4%
Expected term of options (years)	6.1	5.9	6.0
Forfeiture rate	5.5%	5.5%	5.5%
Weighted average grant date fair value per option	$8.49	$7.00	$8.13